Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

Note 12 — Income Taxes

For financial reporting purposes, the domestic and foreign components of Losses before income taxes were as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
United States	$(145,346)	$(83,232)	$(76,530)
Foreign	(8,461)	(9,421)	(8,418)
Total	$(153,807)	$(92,653)	$(84,948)

Income tax benefit consists of the following (in thousands):

	Year Ended December 31,
	2021	2020	2019
Current:
Federal U.S.	$(14)	$14	$—
State and local	889	110	2
Foreign	(36)	117	(1)
Total current provision for income taxes	839	241	1
Deferred and other:
Federal U.S.	—	—	—
State and local	—	(223)	—
Foreign	(55)	(333)	(77)
Total deferred benefit for income taxes	(55)	(556)	(77)
Total income tax expense (benefit)	$784	$(315)	$(76)

Effective Income Tax Rate

The effective income tax rate for the years ended December 31 varies from the U.S. statutory federal income tax rate as follows:

	Year Ended December 31,
	2021	2020	2019
Income tax expense (benefit) at federal statutory rate	21%	21%	21%
Increase (decrease) in tax rate resulting from:
Effect of flow-through entity	(17)%	(21)%	(21)%
Noncontrolling Interest	(2)%	—%	—%
Fair Value Adjustment for Class G Common Stock	2%	—%	—%
Valuation Allowance	(2)%	—%	—%
Other	(2)%	—%	—%
Income tax expense (benefit)	—%	—%	—%

Our effective tax rate for the years ended December 31, 2021, 2020 and 2019, differs from the U.S. federal statutory rate of 21% due primarily to the effect of flow-through entity for which the taxable income or loss is allocated to the members.

Deferred Tax Assets and Liabilities

Deferred income tax assets and liabilities were as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Deferred Tax Assets (DTA):
Net operating loss and tax credit carryforwards	$37,000	$704	$259
Reserves and accruals not currently deductible for tax purposes	14	96	63
Goodwill and other intangibles - DTA	—	902	865
Property, plant, and equipment	1	—	—
Investment in Vacasa Holdings, LLC	283	—	—
Investment in Subsidiaries	61	—	—
Intangibles	803	—	—
Other - DTA	312	29	—
Gross deferred tax assets	38,474	1,731	1,187
Less: valuation allowance	(38,376)	(1,672)	(1,125)
Total deferred tax assets	$98	$59	$62
Deferred Tax Liabilities (DTL):
Property, plant and equipment	(72)	(46)	(5)
Goodwill and other intangibles - DTL	(1,157)	(1,218)	(1,549)
Other - DTL	(4)	(3)	(10)
Total deferred tax liabilities	$(1,233)	$(1,267)	$(1,564)
Net deferred tax liability(1)	$(1,135)	$(1,208)	$(1,502)
(1)	The net deferred tax liability is recorded primarily within Other long-term liabilities on the consolidated balance sheets.

For the year ended December 31, 2021, the change in valuation allowance was $36.7 million, of which $3.6 million was recorded to income tax benefit in the consolidated statement of operations.

For the year ended December 31, 2020, the change in valuation allowance of $0.5 million was recorded to income tax benefit in the consolidated statement of operations. Taxable income or loss from Vacasa Holdings LLC is passed through to and included in the taxable income of its members.

In determining the need for a valuation allowance, the Company weighs both positive and negative evidence in the various jurisdictions in which it operates to determine whether it is more likely than not that its deferred tax assets are recoverable. In assessing the ultimate realizability of its deferred tax assets, the Company considers all available evidence, including cumulative historic and forecasted losses. The Company has had significant cumulative book and tax losses and is currently generating losses and as such, does not believe it is more likely than not that its U.S. deferred tax assets will be realized. Accordingly, a full valuation allowance has been established in the United States, and no deferred tax assets and related tax benefit have been recognized in the financial statements. There is no valuation allowance in certain foreign jurisdictions that have cumulative income and expected future income.

Operating Loss and Tax Credit Carryforwards

The Company has tax net operating loss (NOL) carryforwards related to its domestic and foreign operations of approximately $144.7 million, $3.0 million and $0.9 million as of December 31, 2021, 2020 and 2019, respectively. The deferred tax assets related to these NOLs are carried forward and will begin to expire in 2035.

The Company is subject to taxation in the United States and various states and foreign jurisdictions. With few exceptions, as of December 31, 2021, the Company is no longer subject to U.S. federal, state, local, or foreign examinations by tax authorities for years before 2018.